CONSOLIDATED STATEMENTS OF COMREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ (195,405)	$ (74,933)	$ 3,914
Other comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities, net	(1,767)	(270)	111
Other comprehensive income (loss)	(1,767)	(270)	111
Comprehensive income (loss)	$ (197,172)	$ (75,203)	$ 4,025